Schedule of aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total loans receivable	¥ 7,016,524	¥ 4,384,088
New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	1,773,609	565,152
Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	5,242,915	3,818,936
1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	425,187	78,216
1-89 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	112,984	23,755
1-89 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	312,203	54,461
90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	92,869	6,067
90-119 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	19,557	1,422
90-119 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	73,312	4,645
120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	76,242	5,188
120-149 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	16,339	1,501
120-149 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	59,903	3,687
150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	57,596	5,129
150-179 Days Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	12,524	1,427
150-179 Days Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	45,072	3,702
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	651,894	94,600
Financial Asset, Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	161,404	28,105
Financial Asset, Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	490,490	66,495
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	6,364,630	4,289,488
Financial Asset, Not Past Due [Member] | New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	1,612,205	537,047
Financial Asset, Not Past Due [Member] | Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Total loans receivable	¥ 4,752,425	¥ 3,752,441